REDEEMABLE NON-CONTROLLING INTERESTS AND NON-CONTROLLING INTERESTS - Narrative (Details) $ in Millions				12 Months Ended
	Jan. 08, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Jan. 04, 2021 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018
Non-controlling interests
Amount committed from others			$ 1,100,000,000
Class A Interests issued				$ 1,033
Amount reclassified		$ 630
Redeemable non-controlling interest		$ 633		633		$ 0
Redeemable noncontrolling interest, interest expense				$ 3
Subsequent Event
Non-controlling interests
Repurchase of Class A Interests	$ 497,000,000
Keystone XL | Revolving credit facility | Line of credit | Subsequent Event
Non-controlling interests
Revolving credit facility, borrowing capacity					$ 4,100,000,000
Proceeds from lines of credit	$ 579,000,000
TC Pipe Lines LP | Noncontrolling Interest
Non-controlling interests
Percentage of non-controlling interests		74.50%		74.50%		74.50%
TC Pipe Lines LP | Noncontrolling Interest | Minimum
Non-controlling interests
Percentage of non-controlling interests							74.30%
TC Pipe Lines LP | Noncontrolling Interest | Maximum
Non-controlling interests
Percentage of non-controlling interests							74.50%